Expense Example {- Fidelity® SAI Long-Term Treasury Bond Index Fund} - 02.28 Fidelity SAI Long-Term Treasury Bond Index Fund PRO-10 - Fidelity® SAI Long-Term Treasury Bond Index Fund - Fidelity SAI Long-Term Treasury Bond Index Fund-Default
Apr. 29, 2022 USD ($)
Expense Example:
1 year	$ 3
3 years	19
5 years	38
10 years	$ 96